Related Party Transactions (Tables)	9 Months Ended
Jan. 31, 2024
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2024 $	2023 $	2024 $	2023 $
Salaries and other short-term benefits	238	530	1,811	1,938
Severance (included in salaries)	—	63	60	123
Share-based payments	(258)	124	862	555
Director compensation (included in salaries)	85	83	256	250
	65	800	2,989	2,866